Goodwill and intangible assets - Schedule of changes in the carrying amount of goodwill (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of period	$ 69,326
Purchase price adjustments	(76)
Disposals	(1,748)
Transferred to assets held for sale	(11,190)
Balance at end of period	470,144
Cura Partners, Inc. - ("Cura" or "Select")
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition	113,252
Remedy Compassion Center, Inc. - ("Remedy")
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition	909
Primary Organic Therapy, Inc. - ("MEOT")
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition	561
Curaleaf NJ, Inc. ("CLNJ")
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition	22,863
GR Companies, Inc. - ("Grassroots")
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition	257,023
Alternative Therapies Group, Inc. - ("ATG")
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition	$ 19,072